Consolidated BALANCE SHEETS - D Boral A R C Acquisition I Corp [Member]	Dec. 31, 2025 USD ($)
Current Assets
Cash	$ 420,340
Prepaid expenses	203,134
Total Current Assets	623,474
Cash held in trust account	284,776,628
Total Assets	285,400,102
Current liabilities
Accrued expenses	37,611
Total current liabilities	37,611
Total liabilities	37,611
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.17	284,776,628
Shareholders’ Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Retained earnings	584,543
Total Stockholders’ Deficit	585,863
Total Liabilities and Stockholders’ Deficit	285,400,102
Class A Ordinary Shares [Member]
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.17	28,000,000
Shareholders’ Equity
Common stock, value	120
Class B Ordinary Shares [Member]
Shareholders’ Equity
Common stock, value	$ 1,200	[1]

[1]	Includes an aggregate of 321,429 Ordinary Shares cancelled on September 9, 2025 to the extent that the underwriters’ over-allotment was not exercised.